Discontinued operations - Income Statement (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenues	$ 39	$ 41	$ 79	$ 86
Operating costs	(19)	(18)	(35)	(36)
Depreciation	(8)	(9)	(18)	(18)
Amortization	(3)	(3)	(7)	(7)
Interest expense
Interest expense	(2)	(2)	(4)	(4)
Other (expense) income	(1)	(1)	(2)	(1)
Income taxes	2	1	4	4
Net earnings attributable to common shareholders	4	7	9	16
Depreciation expense	8	9	18	18
Amortisation expense	3	3	7	7
Operating revenues	5,354	5,889	10,994	11,578
Operating costs	(3,023)	(3,317)	(6,245)	(6,624)
Depreciation	(869)	(879)	(1,727)	(1,752)
Amortization	(234)	(220)	(464)	(437)
Interest expense	(280)	(279)	(557)	(560)
Other (expense) income	(80)	(54)	(127)	51
Net earnings attributable to common shareholders	4	7	9	16
Depreciation expense	869	879	1,727	1,752
Amortisation expense	$ 234	$ 220	$ 464	$ 437